CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par value	$ 0.129752	$ 0.129752
Common Stock, shares authorized	20,000,000	20,000,000
Common Stock, issued	13,062,500	13,062,500
Common Stock, outstanding	13,062,500	13,062,500